Provision for post-employment benefits - Movement in Pension Plan Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	£ 206.3	£ 276.5
Plan liabilities at end of year	184.3	206.3	£ 276.5
Retirement benefit obligation [member]
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	1,135.4	1,209.8	1,039.9
Service cost	15.5	13.0	22.4
Interest cost	30.7	32.9	37.2
Effect of changes in demographic assumptions	(3.8)	(12.7)	(6.7)
Effect of changes in financial assumptions	(45.2)	17.0	92.6
Effect of experience adjustments	(3.8)	(7.9)	(1.0)
Benefits paid	(75.6)	(79.7)	(92.4)
Loss/(gain) due to exchange rate movements	30.0	(36.4)	124.2
Settlement payments	(70.4)	(1.2)	(4.8)
Other	11.2	0.6	(1.6)
Plan liabilities at end of year	£ 1,024.0	£ 1,135.4	£ 1,209.8